DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.2%
Basic Materials — 6.1%
Chemicals — 2.9%
Ashland, Inc.
144A,3.375%, 9/1/31
338,000 294,582
6.875%, 5/15/43
214,000 227,715
Avient Corp.
144A,7.125%, 8/1/30
484,000 501,456
144A,6.25%, 11/1/31
490,000 495,372
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
376,000 394,312
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
568,000 522,329
Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV,144A,4.75%,
6/15/27
376,000 368,763
Cerdia Finanz
GMBH,144A,9.375%, 10/3/31
690,000 720,421
Chemours Co.
5.375%, 5/15/27
373,000 366,638
144A,5.75%, 11/15/28
598,000 565,901
144A,4.625%, 11/15/29
530,000 473,156
Chemours (The)
Co.,144A,8.00%, 1/15/33
430,000 432,397
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
440,000 378,867
144A,12.00%, 2/15/31
472,000 473,655
CVR Partners LP / CVR Nitrogen
Finance Corp.,144A,6.125%,
6/15/28
418,000 406,924
Element Solutions,
Inc.,144A,3.875%, 9/1/28
660,000 633,594
HB Fuller Co.
4.00%, 2/15/27
204,000 198,815
4.25%, 10/15/28
259,000 245,378
Herens Holdco
SARL,144A,4.75%, 5/15/28
238,000 209,333
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)
330,000 334,926
144A,7.50%, 4/15/29
604,000 624,901
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
256,000 272,210
Ingevity Corp.,144A,3.875%,
11/1/28
425,000 394,617
Mativ Holdings, Inc.,144A,8.00%,
10/1/29
285,000 287,352
Methanex Corp.
5.125%, 10/15/27
579,000 568,714
5.25%, 12/15/29
449,000 438,836
5.65%, 12/1/44
232,000 207,070
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
500,000 498,934
Principal
Amount $ Value $
Minerals Technologies,
Inc.,144A,5.00%, 7/1/28
425,000 412,781
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
970,000 953,030
144A,8.50%, 11/15/28
290,000 309,095
144A,4.25%, 5/15/29 (a)
462,000 428,095
144A,9.00%, 2/15/30
490,000 530,160
144A,7.00%, 12/1/31
280,000 286,140
Nufarm Australia Ltd. / Nufarm
Americas, Inc.,144A,5.00%,
1/27/30
224,000 207,845
OCI NV,144A,6.70%, 3/16/33
482,000 486,213
Olin Corp.
5.125%, 9/15/27
356,000 351,398
5.625%, 8/1/29
430,000 426,714
5.00%, 2/1/30
500,000 480,271
Olympus Water US Holding
Corp.
144A,7.125%, 10/1/27
217,000 220,359
144A,4.25%, 10/1/28
522,000 490,160
144A,9.75%, 11/15/28
1,383,000 1,470,206
144A,7.25%, 6/15/31
688,000 705,324
Rain Carbon, Inc.,144A,12.25%,
9/1/29 (a)
325,000 348,770
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
905,000 863,235
SCIL IV LLC / SCIL USA Holdings
LLC,144A,5.375%, 11/1/26
465,000 460,488
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
532,000 502,992
SNF Group SACA
144A,3.125%, 3/15/27
449,000 427,866
144A,3.375%, 3/15/30
227,000 202,804
TPC Group, Inc.,144A,13.00%,
12/16/27
233,429 234,596
Tronox, Inc.,144A,4.625%,
3/15/29
887,000 817,085
WR Grace Holdings LLC
144A,4.875%, 6/15/27
795,000 781,294
144A,7.375%, 3/1/31
214,000 221,632
(Cost $23,607,550)
24,155,721
Forest Products & Paper
— 0.3%
Ahlstrom Holding 3
Oy,144A,4.875%, 2/4/28
187,000 177,650
Domtar Corp.,144A,6.75%,
10/1/28
464,000 429,442
Glatfelter Corp.,144A,4.75%,
11/15/29
410,000 368,611
Magnera Corp.,144A,7.25%,
11/15/31
650,000 640,764
Mercer International, Inc.
144A,12.875%, 10/1/28
270,000 289,476
5.125%, 2/1/29
728,000 636,796
(Cost $2,514,837)
2,542,739

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Iron/Steel — 1.3%
Algoma Steel, Inc.,144A,9.125%,
4/15/29
220,000 227,356
ATI, Inc.
5.875%, 12/1/27
264,000 262,510
4.875%, 10/1/29
219,000 210,013
7.25%, 8/15/30
452,000 472,520
5.125%, 10/1/31
243,000 230,673
Big River Steel LLC / BRS
Finance Corp.,144A,6.625%,
1/31/29
501,000 504,742
Carpenter Technology Corp.
6.375%, 7/15/28
315,000 316,038
7.625%, 3/15/30
194,000 201,050
Cleveland-Cliffs, Inc.
5.875%, 6/1/27
425,000 425,805
144A,4.625%, 3/1/29
296,000 278,936
144A,6.875%, 11/1/29
650,000 654,570
144A,6.75%, 4/15/30
720,000 723,807
144A,4.875%, 3/1/31
279,000 255,779
144A,7.00%, 3/15/32
1,140,000 1,145,793
144A,7.375%, 5/1/33
650,000 662,126
Commercial Metals Co.
4.125%, 1/15/30
264,000 245,973
3.875%, 2/15/31
184,000 165,975
4.375%, 3/15/32
275,000 253,064
Mineral Resources Ltd.
144A,8.125%, 5/1/27
573,000 576,686
144A,8.00%, 11/1/27
510,000 519,810
144A,9.25%, 10/1/28
750,000 785,567
144A,8.50%, 5/1/30
603,000 616,201
TMS International
Corp.,144A,6.25%, 4/15/29
264,000 258,708
United States Steel Corp.
6.875%, 3/1/29 (a)
291,000 294,251
6.65%, 6/1/37
198,000 201,909
(Cost $10,330,125)
10,489,862
Mining — 1.6%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27
570,000 569,287
144A,6.125%, 5/15/28
410,000 414,844
144A,4.125%, 3/31/29
380,000 359,616
144A,7.125%, 3/15/31
599,000 626,701
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
599,000 630,241
144A,11.50%, 10/1/31
361,000 408,054
Century Aluminum
Co.,144A,7.50%, 4/1/28
153,000 154,870
Coeur Mining, Inc.,144A,5.125%,
2/15/29
290,000 277,577
Compass Minerals International,
Inc.,144A,6.75%, 12/1/27 (a)
364,000 366,475
Principal
Amount $ Value $
Constellium SE
144A,5.625%, 6/15/28
209,000 206,204
144A,3.75%, 4/15/29
486,000 445,406
144A,6.375%, 8/15/32
229,000 227,932
Eldorado Gold
Corp.,144A,6.25%, 9/1/29
360,000 356,474
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
427,000 415,654
144A,5.875%, 4/15/30
619,000 615,151
144A,4.375%, 4/1/31
1,281,000 1,174,060
144A,6.125%, 4/15/32
523,000 526,799
Hecla Mining Co.,7.25%, 2/15/28
291,000 295,281
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
448,000 441,511
144A,6.125%, 4/1/29
379,000 382,344
JW Aluminum Continuous Cast
Co.,144A,10.25%, 6/1/26
180,000 180,450
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
380,000 364,208
144A,4.50%, 6/1/31
447,000 403,665
New Gold, Inc.,144A,7.50%,
7/15/27
516,000 522,266
Novelis Corp.
144A,3.25%, 11/15/26
459,000 441,594
144A,4.75%, 1/30/30
1,394,000 1,311,846
144A,3.875%, 8/15/31
542,000 476,146
Perenti Finance Pty
Ltd.,144A,7.50%, 4/26/29
220,000 229,562
Taseko Mines Ltd.,144A,8.25%,
5/1/30
400,000 413,591
(Cost $13,018,530)
13,237,809
Communications — 14.7%
Advertising — 1.1%
Advantage Sales & Marketing,
Inc.,144A,6.50%, 11/15/28
436,000 417,685
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
1,241,000 1,211,240
144A,9.00%, 9/15/28
530,000 562,229
144A,7.875%, 4/1/30
630,000 652,255
Lamar Media Corp.
3.75%, 2/15/28
654,000 620,486
4.875%, 1/15/29
357,000 347,472
4.00%, 2/15/30
337,000 311,678
3.625%, 1/15/31 (a)
360,000 321,300
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
2,034,000 1,887,401
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
518,000 510,874
144A,4.25%, 1/15/29
466,000 439,473
144A,4.625%, 3/15/30 (a)
367,000 344,731
144A,7.375%, 2/15/31
308,000 325,782

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Stagwell Global
LLC,144A,5.625%, 8/15/29
893,000 860,980
Summer BC Bidco B
LLC,144A,5.50%, 10/31/26
270,000 267,690
(Cost $8,907,000)
9,081,276
Internet — 1.7%
ANGI Group LLC,144A,3.875%,
8/15/28 (a)
445,000 404,024
Arches Buyer, Inc.,144A,4.25%,
6/1/28
690,000 644,144
Cablevision Lightpath
LLC,144A,3.875%, 9/15/27
426,000 399,896
Cars.com, Inc.,144A,6.375%,
11/1/28
295,000 293,865
Cogent Communications Group
LLC
144A,3.50%, 5/1/26
326,000 316,093
144A,7.00%, 6/15/27
428,000 434,353
Cogent Communications
Group, Inc. / Cogent
Communications Finance,
Inc.,144A,7.00%, 6/15/27
200,000 201,980
Gen Digital, Inc.
144A,6.75%, 9/30/27
769,000 784,764
144A,7.125%, 9/30/30
456,000 472,051
Getty Images, Inc.,144A,9.75%,
3/1/27
200,000 199,451
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
444,000 439,654
144A,3.50%, 3/1/29
635,000 588,896
GrubHub Holdings,
Inc.,144A,5.50%, 7/1/27
426,000 391,152
ION Trading Technologies SARL
144A,5.75%, 5/15/28 (a)
354,000 328,030
144A,9.50%, 5/30/29
628,000 648,712
Match Group Holdings II LLC
144A,5.00%, 12/15/27
456,000 444,478
144A,4.625%, 6/1/28
306,000 293,468
144A,5.625%, 2/15/29
304,000 301,097
144A,4.125%, 8/1/30
496,000 448,913
144A,3.625%, 10/1/31
327,000 283,670
Rakuten Group, Inc.
144A,5.125%, Perpetual (a)
481,000 463,050
144A,6.25%, Perpetual (a)
723,000 656,364
144A,11.25%, 2/15/27
1,554,000 1,694,228
144A,9.75%, 4/15/29
1,596,000 1,743,127
Wayfair LLC,144A,7.25%,
10/31/29
570,000 577,634
Ziff Davis, Inc.,144A,4.625%,
10/15/30
395,000 369,412
(Cost $13,221,873)
13,822,506
Principal
Amount $ Value $
Media — 6.6%
AMC Networks, Inc.
144A,10.25%, 1/15/29
633,000 672,783
4.25%, 2/15/29
812,000 617,312
Block Communications,
Inc.,144A,4.875%, 3/1/28
195,000 183,263
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
490,000 408,504
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
421,000 420,248
144A,5.125%, 5/1/27
1,984,000 1,957,202
144A,5.00%, 2/1/28
1,620,000 1,583,047
144A,5.375%, 6/1/29
1,198,000 1,166,540
144A,6.375%, 9/1/29
1,233,000 1,238,933
144A,4.75%, 3/1/30
1,650,000 1,533,186
144A,4.50%, 8/15/30
1,584,000 1,441,479
144A,4.25%, 2/1/31
2,074,000 1,857,207
144A,7.375%, 3/1/31
696,000 722,282
144A,4.75%, 2/1/32
822,000 739,687
4.50%, 5/1/32
1,574,000 1,390,699
144A,4.50%, 6/1/33
1,251,000 1,085,058
144A,4.25%, 1/15/34
1,313,000 1,094,770
Directv Financing
LLC,144A,8.875%, 2/1/30
550,000 553,392
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
2,911,000 2,860,559
DISH Network
Corp.,144A,11.75%, 11/15/27
3,000,000 3,187,260
GCI LLC,144A,4.75%, 10/15/28
519,000 491,004
Gray Television, Inc.
144A,7.00%, 5/15/27
416,000 407,673
144A,10.50%, 7/15/29
972,000 989,198
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
894,000 813,580
144A,5.125%, 7/15/29 (a)
652,000 535,189
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
630,000 617,033
144A,7.375%, 9/1/31
520,000 538,585
Midcontinent
Communications,144A,8.00%,
8/15/32 (a)
490,000 514,211
News Corp.
144A,3.875%, 5/15/29
818,000 768,269
144A,5.125%, 2/15/32
396,000 383,383
Nexstar Media, Inc.
144A,5.625%, 7/15/27
1,324,000 1,304,787
144A,4.75%, 11/1/28
790,000 745,956
Paramount Global
6.25%, 2/28/57
539,000 509,983
6.375%, 3/30/62
723,000 697,270

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Scripps Escrow II,
Inc.,144A,3.875%, 1/15/29
395,000 283,144
Sinclair Television Group,
Inc.,144A,4.125%, 12/1/30 (a)
583,000 453,335
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
753,000 724,199
144A,5.00%, 8/1/27
1,114,000 1,094,722
144A,4.00%, 7/15/28
1,365,000 1,281,636
144A,5.50%, 7/1/29
890,000 869,806
144A,4.125%, 7/1/30
1,259,000 1,135,920
144A,3.875%, 9/1/31 (a)
1,300,000 1,125,360
Sunrise FinCo I BV,144A,4.875%,
7/15/31
905,000 830,817
Sunrise HoldCo IV
BV,144A,5.50%, 1/15/28
457,000 451,287
TEGNA, Inc.
144A,4.75%, 3/15/26
447,000 442,513
4.625%, 3/15/28
773,000 734,819
5.00%, 9/15/29
812,000 767,433
Townsquare Media,
Inc.,144A,6.875%, 2/1/26 (a)
358,000 357,559
Univision Communications, Inc.
144A,6.625%, 6/1/27
1,119,000 1,115,008
144A,8.00%, 8/15/28
1,181,000 1,205,129
144A,4.50%, 5/1/29
759,000 681,279
144A,7.375%, 6/30/30
690,000 665,191
144A,8.50%, 7/31/31
995,000 987,077
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
772,000 658,451
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
1,145,000 1,086,875
144A,4.50%, 8/15/30
654,000 577,578
Virgin Media Vendor Financing
Notes IV DAC,144A,5.00%,
7/15/28
480,000 459,315
VZ Secured Financing
BV,144A,5.00%, 1/15/32
1,197,000 1,069,688
Ziggo Bond Co. BV
144A,6.00%, 1/15/27
413,000 413,057
144A,5.125%, 2/28/30
420,000 379,529
Ziggo BV,144A,4.875%, 1/15/30
782,000 722,283
(Cost $53,361,118)
54,602,542
Telecommunications — 5.3%
Africell Holding
Ltd.,144A,10.50%, 10/23/29
250,000 247,447
British Telecommunications PLC
144A,4.25%, 11/23/81
376,000 364,300
144A,4.875%, 11/23/81 (a)
383,000 354,956
Ciena Corp.,144A,4.00%,
1/31/30 (a)
285,000 262,457
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
1,558,000 1,437,837
Principal
Amount $ Value $
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
350,000 328,667
144A,6.50%, 10/1/28
620,000 603,403
EchoStar Corp.,10.75%, 11/30/29
4,500,000 4,867,991
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
957,000 958,144
144A,5.00%, 5/1/28
1,013,000 1,002,744
144A,6.75%, 5/1/29
740,000 749,376
5.875%, 11/1/29
630,000 630,925
144A,6.00%, 1/15/30 (a)
800,000 803,784
144A,8.75%, 5/15/30
878,000 935,487
144A,8.625%, 3/15/31
586,000 631,230
Frontier Florida LLC, Series E,
6.86%, 2/1/28
224,000 229,976
GoTo Group, Inc.,144A,5.50%,
5/1/28
260,000 217,100
Hughes Satellite Systems
Corp.,5.25%, 8/1/26
2,150,000 1,957,326
Iliad Holding Sasu,144A,7.00%,
4/15/32
690,000 697,442
Iliad Holding SASU
144A,6.50%, 10/15/26
506,000 514,487
144A,7.00%, 10/15/28
547,000 555,486
144A,8.50%, 4/15/31
676,000 719,734
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
2,368,000 2,200,745
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
482,000 539,241
144A,11.00%, 11/15/29
1,090,000 1,238,542
144A,10.50%, 5/15/30
668,000 733,129
144A,10.75%, 12/15/30
490,000 551,250
Lumen Technologies, Inc.
144A,4.125%, 4/15/29
239,000 215,996
144A,4.125%, 4/15/30
290,000 255,903
144A,10.00%, 10/15/32
660,000 658,350
Millicom International Cellular
SA
144A,5.125%, 1/15/28
354,600 342,229
144A,6.25%, 3/25/29
472,500 468,769
144A,4.50%, 4/27/31
561,000 499,501
144A,7.375%, 4/2/32
400,000 407,576
Optics Bidco SpA
144A,6.375%, 11/15/33
431,000 431,177
144A,6.00%, 9/30/34 (a)
411,000 398,695
144A,7.20%, 7/18/36
361,000 369,573
144A,7.721%, 6/4/38
401,000 421,568
Rogers Communications,
Inc.,144A,5.25%, 3/15/82
549,000 540,733
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
820,000 821,566
Telecom Italia Capital SA
6.375%, 11/15/33
431,000 434,742

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
6.00%, 9/30/34
391,000 383,105
7.20%, 7/18/36
361,000 370,562
7.721%, 6/4/38
411,000 435,725
United States Cellular
Corp.,6.70%, 12/15/33
443,000 479,900
VEON Holdings BV,144A,3.375%,
11/25/27
800,000 698,591
Viasat, Inc.
144A,5.625%, 4/15/27
484,000 461,808
144A,6.50%, 7/15/28
307,000 246,080
Viavi Solutions, Inc.,144A,3.75%,
10/1/29
245,000 223,773
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
966,000 837,422
144A,4.75%, 7/15/31
1,138,000 1,002,539
144A,7.75%, 4/15/32
627,000 636,295
Vodafone Group PLC
7.00%, 4/4/79
1,604,000 1,676,952
3.25%, 6/4/81
366,000 353,226
4.125%, 6/4/81
813,000 729,830
5.125%, 6/4/81
712,000 554,787
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
1,006,000 1,013,893
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
590,000 616,007
Zayo Group Holdings,
Inc.,144A,4.00%, 3/1/27 (a)
1,158,000 1,091,944
Zegona Finance
PLC,144A,8.625%, 7/15/29
795,000 844,688
(Cost $41,957,607)
43,256,711
Consumer, Cyclical — 21.9%
Airlines — 1.5%
Air Canada,144A,3.875%,
8/15/26
959,000 935,592
Allegiant Travel Co.,144A,7.25%,
8/15/27 (a)
398,000 396,389
American Airlines Inc/
AAdvantage Loyalty IP Ltd.
144A,5.50%, 4/20/26
1,311,000 1,310,388
144A,5.75%, 4/20/29
2,182,000 2,178,365
American Airlines, Inc.
144A,7.25%, 2/15/28
496,000 508,020
144A,8.50%, 5/15/29
1,050,000 1,109,421
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
1,558,000 1,639,060
United Airlines, Inc.
144A,4.375%, 4/15/26
1,585,000 1,562,267
144A,4.625%, 4/15/29
1,447,000 1,390,660
VistaJet Malta Finance PLC /
Vista Management Holding,
Inc.
144A,7.875%, 5/1/27
343,000 337,207
Principal
Amount $ Value $
144A,9.50%, 6/1/28
439,000 439,390
144A,6.375%, 2/1/30 (a)
793,000 699,552
(Cost $12,136,288)
12,506,311
Apparel — 0.7%
Champ Acquisition
Corp.,144A,8.375%, 12/1/31
360,000 372,400
Crocs, Inc.
144A,4.25%, 3/15/29
254,000 235,858
144A,4.125%, 8/15/31
304,000 266,815
Hanesbrands, Inc.
144A,4.875%, 5/15/26
729,000 719,025
144A,9.00%, 2/15/31 (a)
499,000 536,366
Kontoor Brands,
Inc.,144A,4.125%, 11/15/29
355,000 328,768
Levi Strauss & Co.,144A,3.50%,
3/1/31
410,000 363,919
S&s Holdings LLC,144A,8.375%,
10/1/31
440,000 445,444
Under Armour, Inc.,3.25%,
6/15/26
467,000 452,013
VF Corp.
2.80%, 4/23/27
415,000 390,989
2.95%, 4/23/30
580,000 500,837
6.00%, 10/15/33
212,000 209,466
6.45%, 11/1/37
220,000 220,000
William Carter Co.,144A,5.625%,
3/15/27
336,000 337,437
(Cost $5,332,262)
5,379,337
Auto Manufacturers — 0.5%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
241,000 235,851
144A,5.875%, 6/1/29
326,000 328,028
144A,3.75%, 1/30/31
840,000 755,030
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
844,000 829,203
Jaguar Land Rover Automotive
PLC
144A,4.50%, 10/1/27 (a)
476,000 460,193
144A,5.875%, 1/15/28 (a)
444,000 441,207
144A,5.50%, 7/15/29 (a)
292,000 286,381
JB Poindexter & Co.,
Inc.,144A,8.75%, 12/15/31
380,000 403,325
Wabash National
Corp.,144A,4.50%, 10/15/28
336,000 312,228
(Cost $4,004,734)
4,051,446
Auto Parts & Equipment
— 1.8%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
609,000 602,463
144A,7.00%, 4/15/28
466,000 476,553
144A,8.25%, 4/15/31 (a)
365,000 381,285
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27 (a)
376,000 375,919

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
6.875%, 7/1/28 (a)
245,000 244,888
5.00%, 10/1/29 (a)
451,000 419,192
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
575,000 575,393
144A,8.50%, 5/15/27
630,000 633,271
144A,6.75%, 5/15/28
490,000 502,053
Cooper-Standard Automotive,
Inc.,144A,9.00% Cash or
4.50% PIK, 3/31/27
400,000 423,682
Dana, Inc.
5.375%, 11/15/27
376,000 373,689
5.625%, 6/15/28
275,000 273,562
4.25%, 9/1/30
265,000 236,835
4.50%, 2/15/32
274,000 240,852
Garrett Motion Holdings, Inc. /
Garrett LX I SARL,144A,7.75%,
5/31/32
628,000 633,109
Goodyear Tire & Rubber Co.
5.00%, 5/31/26 (a)
658,000 650,920
4.875%, 3/15/27
590,000 577,276
5.00%, 7/15/29 (a)
798,000 747,018
5.25%, 4/30/31
447,000 409,908
5.25%, 7/15/31 (a)
434,000 399,322
5.625%, 4/30/33 (a)
306,000 276,433
IHO Verwaltungs GMBH
144A,6.3750% Cash or 7.125%
PIK, 5/15/29
465,000 448,148
144A,7.750% Cash or 8.5%
PIK, 11/15/30
350,000 350,372
144A,8.000% Cash or 8.750%
PIK, 11/15/32
320,000 324,000
Phinia, Inc.
144A,6.75%, 4/15/29
330,000 338,725
144A,6.625%, 10/15/32
380,000 382,835
Tenneco, Inc.,144A,8.00%,
11/17/28
1,470,000 1,397,773
Titan International, Inc.,7.00%,
4/30/28
320,000 314,562
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
447,000 449,042
144A,7.125%, 4/14/30
463,000 459,900
144A,6.75%, 4/23/30
639,000 623,602
144A,6.875%, 4/23/32
570,000 547,579
(Cost $14,919,949)
15,090,161
Distribution/Wholesale — 0.7%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
532,000 510,785
144A,3.875%, 11/15/29
315,000 291,425
Gates Corp.,144A,6.875%, 7/1/29
355,000 364,353
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
1,060,000 982,126
Principal
Amount $ Value $
Resideo Funding, Inc.
144A,4.00%, 9/1/29
184,000 170,386
144A,6.50%, 7/15/32
514,000 522,113
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28 (a)
387,000 398,436
144A,7.75%, 3/15/31
662,000 700,163
Velocity Vehicle Group
LLC,144A,8.00%, 6/1/29
364,000 380,016
Verde Purchaser
LLC,144A,10.50%, 11/30/30
525,000 562,836
Windsor Holdings III
LLC,144A,8.50%, 6/15/30
562,000 597,063
(Cost $5,372,610)
5,479,702
Entertainment — 3.5%
Banijay Entertainment
SAS,144A,8.125%, 5/1/29
395,000 411,340
Boyne USA, Inc.,144A,4.75%,
5/15/29
538,000 514,474
Caesars Entertainment, Inc.
144A,8.125%, 7/1/27
383,000 390,256
144A,4.625%, 10/15/29 (a)
957,000 900,811
144A,7.00%, 2/15/30
1,486,000 1,532,479
144A,6.50%, 2/15/32
1,145,000 1,167,987
144A,6.00%, 10/15/32
915,000 899,401
CCM Merger, Inc.,144A,6.375%,
5/1/26
242,000 242,005
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.375%, 4/15/27
370,000 367,988
6.50%, 10/1/28
224,000 226,180
5.25%, 7/15/29
380,000 368,868
Churchill Downs, Inc.
144A,5.50%, 4/1/27
484,000 481,985
144A,4.75%, 1/15/28
639,000 623,817
144A,5.75%, 4/1/30
1,003,000 995,720
144A,6.75%, 5/1/31
376,000 384,897
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)
720,000 703,877
144A,7.00%, 8/1/32
330,000 341,738
Empire Resorts, Inc.,144A,7.75%,
11/1/26
254,000 241,820
Everi Holdings, Inc.,144A,5.00%,
7/15/29
340,000 338,135
Great Canadian Gaming
Corp.,144A,8.75%, 11/15/29
465,000 483,676
International Game Technology
PLC
144A,4.125%, 4/15/26
586,000 576,517
144A,6.25%, 1/15/27
480,000 484,835
144A,5.25%, 1/15/29
679,000 666,900
Jacobs Entertainment,
Inc.,144A,6.75%, 2/15/29
416,000 406,938

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
544,000 546,315
144A,7.25%, 11/15/29
396,000 408,679
144A,7.50%, 9/1/31
467,000 486,251
Lions Gate Capital Holdings 1,
Inc.,144A,5.50%, 4/15/29
270,000 238,200
Lions Gate Capital Holdings
LLC,144A,5.50%, 4/15/29
250,000 192,387
Live Nation Entertainment, Inc.
144A,5.625%, 3/15/26
204,000 203,435
144A,6.50%, 5/15/27
928,000 941,684
144A,4.75%, 10/15/27
714,000 698,912
144A,3.75%, 1/15/28 (a)
496,000 470,497
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
360,000 352,277
Merlin Entertainments
Ltd.,144A,5.75%, 6/15/26
418,000 413,350
Midwest Gaming Borrower LLC
/ Midwest Gaming Finance
Corp.,144A,4.875%, 5/1/29
480,000 457,062
Mohegan Tribal Gaming
Authority,144A,8.00%, 2/1/26
859,000 853,647
Odeon Finco PLC,144A,12.75%,
11/1/27
256,000 268,737
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
311,000 320,723
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
385,000 381,742
144A,4.125%, 7/1/29
286,000 260,411
Resorts World Las Vegas LLC /
RWLV Capital, Inc.
144A,4.625%, 4/16/29 (a)
750,000 672,191
144A,8.45%, 7/27/30
340,000 355,350
144A,4.625%, 4/6/31
290,000 249,450
Scientific Games Holdings LP/
Scientific Games US FinCo,
Inc.,144A,6.625%, 3/1/30
624,000 606,944
SeaWorld Parks &
Entertainment,
Inc.,144A,5.25%, 8/15/29
609,000 587,786
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
326,000 324,545
144A,7.25%, 5/15/31
612,000 631,787
Six Flags Entertainment Corp.
/ Six Flags Theme Parks,
Inc.,144A,6.625%, 5/1/32
663,000 679,465
Speedway Motorsports LLC
/ Speedway Funding II,
Inc.,144A,4.875%, 11/1/27
314,000 309,079
Universal Entertainment
Corp.,144A,9.875%, 8/1/29
234,000 233,993
Vail Resorts, Inc.,144A,6.50%,
5/15/32
458,000 470,359
Principal
Amount $ Value $
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
569,000 554,376
144A,7.125%, 2/15/31
799,000 843,885
144A,6.25%, 3/15/33
610,000 608,469
(Cost $27,836,883)
28,374,632
Food Service — 0.1%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
887,000 868,435
TKC Holdings, Inc.,144A,6.875%,
5/15/28
340,000 339,831
(Cost $1,174,800)
1,208,266
Home Builders — 1.5%
Adams Homes, Inc.,144A,9.25%,
10/15/28
273,000 287,290
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,6.625%, 1/15/28
293,000 294,898
144A,4.625%, 8/1/29
297,000 277,493
144A,4.625%, 4/1/30
295,000 273,549
Beazer Homes USA, Inc.
5.875%, 10/15/27
279,000 277,456
7.25%, 10/15/29
274,000 278,823
144A,7.50%, 3/15/31
238,000 242,804
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
467,000 466,248
144A,5.00%, 6/15/29
304,000 287,731
144A,4.875%, 2/15/30
503,000 472,141
Century Communities, Inc.
6.75%, 6/1/27
328,000 329,967
144A,3.875%, 8/15/29
326,000 297,221
Dream Finders Homes,
Inc.,144A,8.25%, 8/15/28
201,000 210,124
Empire Communities
Corp.,144A,9.75%, 5/1/29
380,000 404,949
Forestar Group, Inc.
144A,3.85%, 5/15/26
285,000 278,753
144A,5.00%, 3/1/28
184,000 177,617
Installed Building Products,
Inc.,144A,5.75%, 2/1/28
284,000 281,056
K Hovnanian Enterprises,
Inc.,144A,11.75%, 9/30/29
271,000 300,021
KB Home
6.875%, 6/15/27
254,000 262,042
4.80%, 11/15/29
245,000 236,949
7.25%, 7/15/30
254,000 263,268
4.00%, 6/15/31
250,000 226,802
Landsea Homes
Corp.,144A,8.875%, 4/1/29
242,000 248,132
LGI Homes, Inc.
144A,8.75%, 12/15/28
377,000 399,961
144A,4.00%, 7/15/29
234,000 211,782

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.00%, 11/15/32
300,000 302,694
M/I Homes, Inc.
4.95%, 2/1/28
264,000 259,733
3.95%, 2/15/30
209,000 191,225
Mattamy Group Corp.
144A,5.25%, 12/15/27
366,000 360,957
144A,4.625%, 3/1/30
497,000 469,222
New Home Co., Inc.,144A,9.25%,
10/1/29
336,000 352,304
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 2/15/28
288,000 279,771
4.75%, 4/1/29
278,000 266,390
STL Holding Co.
LLC,144A,8.75%, 2/15/29
276,000 293,024
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
456,000 461,373
144A,5.75%, 1/15/28
502,000 504,943
144A,5.125%, 8/1/30
330,000 322,048
Thor Industries,
Inc.,144A,4.00%, 10/15/29
460,000 422,305
Tri Pointe Homes, Inc.
5.25%, 6/1/27
204,000 202,216
5.70%, 6/15/28
224,000 224,757
Winnebago Industries,
Inc.,144A,6.25%, 7/15/28
204,000 203,799
(Cost $12,080,151)
12,403,838
Home Furnishings — 0.1%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29
632,000 587,631
144A,3.875%, 10/15/31
589,000 521,975
(Cost $1,075,498)
1,109,606
Housewares — 0.7%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
605,000 609,840
Newell Brands, Inc.
5.70%, 4/1/26
995,000 1,000,603
6.375%, 9/15/27 (a)
661,000 670,242
6.625%, 9/15/29
370,000 379,844
6.375%, 5/15/30
550,000 560,233
6.625%, 5/15/32
320,000 325,617
6.875%, 4/1/36 (a)
313,000 318,232
7.00%, 4/1/46
501,000 478,776
Scotts Miracle-Gro Co.
5.25%, 12/15/26
213,000 211,068
4.50%, 10/15/29
304,000 286,364
4.00%, 4/1/31
424,000 378,548
4.375%, 2/1/32
245,000 219,317
(Cost $5,242,537)
5,438,684
Principal
Amount $ Value $
Leisure Time — 3.0%
Acushnet Co.,144A,7.375%,
10/15/28
254,000 265,387
Amer Sports Co.,144A,6.75%,
2/16/31 (a)
679,000 693,824
Carnival Corp.
144A,7.625%, 3/1/26
1,055,000 1,061,847
144A,5.75%, 3/1/27
2,058,000 2,066,666
144A,6.00%, 5/1/29
1,520,000 1,525,316
144A,10.50%, 6/1/30
868,000 931,016
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
1,524,000 1,635,745
Life Time, Inc.
144A,5.75%, 1/15/26
700,000 699,748
144A,8.00%, 4/15/26
351,000 352,398
144A,6.00%, 11/15/31
360,000 360,116
Lindblad Expeditions Holdings,
Inc.,144A,9.00%, 5/15/28
236,000 248,539
Lindblad Expeditions
LLC,144A,6.75%, 2/15/27
351,000 352,099
NCL Corp. Ltd.
144A,5.875%, 3/15/26
1,082,000 1,081,939
144A,5.875%, 2/15/27
703,000 703,732
144A,8.375%, 2/1/28
517,000 540,977
144A,8.125%, 1/15/29
562,000 596,426
144A,7.75%, 2/15/29 (a)
434,000 463,016
144A,6.25%, 3/1/30
340,000 338,769
NCL Finance Ltd.,144A,6.125%,
3/15/28 (a)
433,000 438,273
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
483,000 476,957
144A,5.50%, 8/31/26
692,000 693,872
144A,5.375%, 7/15/27
770,000 768,841
7.50%, 10/15/27
257,000 272,534
3.70%, 3/15/28
350,000 333,889
144A,5.50%, 4/1/28
1,361,000 1,361,283
144A,5.625%, 9/30/31
1,170,000 1,172,042
144A,6.25%, 3/15/32
950,000 970,564
144A,6.00%, 2/1/33
1,490,000 1,508,726
Sabre GLBL, Inc.,144A,8.625%,
6/1/27 (a)
473,000 467,498
Viking Cruises Ltd.
144A,5.875%, 9/15/27
657,000 652,460
144A,7.00%, 2/15/29
413,000 417,100
144A,9.125%, 7/15/31
547,000 592,133
Viking Ocean Cruises Ship VII
Ltd.,144A,5.625%, 2/15/29
334,000 329,754
VOC Escrow Ltd.,144A,5.00%,
2/15/28
511,000 498,865
(Cost $24,508,481)
24,872,351
Lodging — 2.0%
Boyd Gaming Corp.
4.75%, 12/1/27 (a)
723,000 705,907

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.75%, 6/15/31
771,000 718,784
Genting New York LLC / Genny
Capital, Inc.,144A,7.25%,
10/1/29
375,000 385,145
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
350,000 350,303
144A,5.875%, 4/1/29
400,000 403,527
144A,3.75%, 5/1/29
590,000 549,579
4.875%, 1/15/30
880,000 855,842
144A,4.00%, 5/1/31
834,000 763,656
144A,3.625%, 2/15/32
1,203,000 1,060,690
144A,6.125%, 4/1/32
331,000 334,267
144A,5.875%, 3/15/33
780,000 781,146
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
380,000 342,863
144A,6.625%, 1/15/32
720,000 728,605
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
692,000 657,553
Hilton Worldwide Finance LLC
/ Hilton Worldwide Finance
Corp.,4.875%, 4/1/27
402,000 399,771
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28
467,000 450,036
144A,4.50%, 6/15/29 (a)
346,000 325,142
MGM Resorts International
4.625%, 9/1/26
345,000 343,224
5.50%, 4/15/27
483,000 482,421
4.75%, 10/15/28
480,000 465,732
6.125%, 9/15/29
768,000 776,579
6.50%, 4/15/32
590,000 595,883
Station Casinos LLC
144A,4.50%, 2/15/28
823,000 786,257
144A,4.625%, 12/1/31
325,000 293,697
144A,6.625%, 3/15/32
337,000 337,855
Travel + Leisure Co.
144A,6.625%, 7/31/26
468,000 473,532
6.00%, 4/1/27
506,000 510,856
144A,4.50%, 12/1/29
436,000 411,841
144A,4.625%, 3/1/30
227,000 212,981
Wyndham Hotels & Resorts,
Inc.,144A,4.375%, 8/15/28
366,000 350,711
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
667,000 663,059
(Cost $16,265,772)
16,517,444
Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%,
12/1/28
245,000 239,488
Principal
Amount $ Value $
Steelcase, Inc.,5.125%, 1/18/29
288,000 280,014
(Cost $500,540)
519,502
Retail — 5.7%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
1,180,000 1,122,986
144A,4.375%, 1/15/28
539,000 520,025
144A,3.50%, 2/15/29
664,000 615,173
144A,6.125%, 6/15/29
940,000 955,533
144A,5.625%, 9/15/29
310,000 310,192
144A,4.00%, 10/15/30
2,256,000 2,048,772
Academy Ltd.,144A,6.00%,
11/15/27
295,000 294,276
Advance Auto Parts, Inc.
5.90%, 3/9/26
342,000 344,269
1.75%, 10/1/27
254,000 226,614
5.95%, 3/9/28
248,000 251,447
3.90%, 4/15/30 (a)
353,000 318,554
3.50%, 3/15/32
299,000 251,217
Arko Corp.,144A,5.125%,
11/15/29
322,000 297,008
Asbury Automotive Group, Inc.
4.50%, 3/1/28
313,000 304,262
144A,4.625%, 11/15/29
670,000 636,117
4.75%, 3/1/30
405,000 383,957
144A,5.00%, 2/15/32
424,000 394,459
Bath & Body Works, Inc.
6.694%, 1/15/27
182,000 186,142
5.25%, 2/1/28
409,000 406,783
7.50%, 6/15/29 (a)
406,000 420,440
144A,6.625%, 10/1/30
601,000 615,380
6.95%, 3/1/33
231,000 236,891
6.875%, 11/1/35
653,000 682,725
6.75%, 7/1/36
430,000 446,005
Beacon Roofing Supply, Inc.
144A,4.50%, 11/15/26
284,000 280,698
144A,4.125%, 5/15/29
374,000 359,422
144A,6.50%, 8/1/30
454,000 465,248
Bloomin' Brands, Inc. /
OSI Restaurant Partners
LLC,144A,5.125%, 4/15/29
192,000 177,506
BlueLinx Holdings,
Inc.,144A,6.00%, 11/15/29
284,000 277,652
Brinker International,
Inc.,144A,8.25%, 7/15/30
304,000 323,237
CEC Entertainment
LLC,144A,6.75%, 5/1/26
422,000 420,691
Cougar JV Subsidiary
LLC,144A,8.00%, 5/15/32
528,000 553,939
eG Global Finance
PLC,144A,12.00%, 11/30/28
839,000 940,511
Evergreen Acqco 1 LP / TVI,
Inc.,144A,9.75%, 4/26/28 (a)
273,000 287,413

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
528,000 523,188
144A,5.875%, 4/1/29
608,000 569,490
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
780,000 732,842
Foot Locker, Inc.,144A,4.00%,
10/1/29 (a)
285,000 247,759
Gap, Inc.
144A,3.625%, 10/1/29
581,000 527,934
144A,3.875%, 10/1/31 (a)
577,000 507,394
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
460,000 424,563
144A,8.75%, 1/15/32
380,000 336,744
Global Auto Holdings Ltd./
Aag Fh UK Ltd.,144A,11.50%,
8/15/29
410,000 416,564
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
480,000 453,446
144A,6.375%, 1/15/30
431,000 435,863
GYP Holdings III
Corp.,144A,4.625%, 5/1/29
287,000 271,940
Ken Garff Automotive
LLC,144A,4.875%, 9/15/28 (a)
359,000 347,727
KFC Holding Co./Pizza Hut
Holdings LLC/Taco Bell of
America LLC,144A,4.75%,
6/1/27
559,000 551,382
Kohl's Corp.
4.625%, 5/1/31
387,000 312,866
5.55%, 7/17/45
331,000 212,154
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
778,000 734,398
144A,8.25%, 8/1/31
666,000 696,342
Lithia Motors, Inc.
144A,4.625%, 12/15/27
245,000 237,523
144A,3.875%, 6/1/29
641,000 594,133
144A,4.375%, 1/15/31
467,000 429,122
Macy's Retail Holdings LLC
144A,5.875%, 4/1/29
285,000 278,770
144A,5.875%, 3/15/30 (a)
412,000 396,345
144A,6.125%, 3/15/32
286,000 273,273
4.50%, 12/15/34
235,000 198,806
5.125%, 1/15/42
213,000 163,967
4.30%, 2/15/43
213,000 149,952
Murphy Oil USA, Inc.
5.625%, 5/1/27
192,000 192,118
4.75%, 9/15/29
336,000 324,156
144A,3.75%, 2/15/31
400,000 357,977
Nordstrom, Inc.
4.00%, 3/15/27
224,000 215,800
Principal
Amount $ Value $
6.95%, 3/15/28
284,000 293,579
4.375%, 4/1/30
397,000 362,737
4.25%, 8/1/31
272,000 239,404
5.00%, 1/15/44
781,000 599,411
Papa John's International,
Inc.,144A,3.875%, 9/15/29 (a)
356,000 324,674
Patrick Industries, Inc.
144A,4.75%, 5/1/29
351,000 334,903
144A,6.375%, 11/1/32
320,000 316,582
Penske Automotive Group,
Inc.,3.75%, 6/15/29
346,000 319,192
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
888,000 847,572
144A,7.75%, 2/15/29
987,000 970,549
QVC, Inc.
144A,6.875%, 4/15/29
450,000 381,692
5.45%, 8/15/34
323,000 209,268
5.95%, 3/15/43
232,000 137,628
Raising Cane's Restaurants
LLC,144A,9.375%, 5/1/29
399,000 428,962
Sally Holdings LLC / Sally
Capital, Inc.,6.75%, 3/1/32 (a)
524,000 535,077
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
521,000 489,790
144A,4.875%, 11/15/31 (a)
326,000 299,374
Specialty Building Products
Holdings LLC / Sbp Finance
Corp.,144A,7.75%, 10/15/29
365,000 374,963
Staples, Inc.,144A,10.75%, 9/1/29
1,934,000 1,906,791
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
5.875%, 3/1/27
264,000 262,458
144A,5.00%, 6/1/31
470,000 427,650
Superior Plus LP / Superior
General Partner,
Inc.,144A,4.50%, 3/15/29
464,000 427,466
Victoria's Secret &
Co.,144A,4.625%, 7/15/29
514,000 464,868
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
345,000 364,255
Vivo Energy Investments
BV,144A,5.125%, 9/24/27
221,000 214,314
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
1,050,000 1,016,209
8.125%, 8/15/29 (a)
710,000 714,918
3.20%, 4/15/30
463,000 376,179
4.50%, 11/18/34
270,000 212,947
4.80%, 11/18/44
472,000 342,864
4.65%, 6/1/46
195,000 122,675
4.10%, 4/15/50
445,000 290,081
Yum! Brands, Inc.
144A,4.75%, 1/15/30
770,000 743,878

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
3.625%, 3/15/31
790,000 715,211
4.625%, 1/31/32
834,000 784,348
5.375%, 4/1/32
789,000 773,808
6.875%, 11/15/37
251,000 278,509
5.35%, 11/1/43
174,000 171,846
(Cost $45,780,750)
46,546,714
Consumer, Non-cyclical
— 16.8%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
386,000 381,645
144A,6.00%, 6/15/30
824,000 821,128
Turning Point Brands,
Inc.,144A,5.625%, 2/15/26
353,000 351,823
(Cost $1,540,315)
1,554,596
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $603,766)
650,000 611,198
Commercial Services — 4.9%
ADT Security Corp.
144A,4.125%, 8/1/29
926,000 867,552
144A,4.875%, 7/15/32 (a)
526,000 489,579
Adtalem Global Education,
Inc.,144A,5.50%, 3/1/28
268,000 263,397
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
366,000 366,205
Albion Financing 2
SARL,144A,8.75%, 4/15/27
466,000 474,365
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
1,788,000 1,830,903
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
977,000 921,500
Allied Universal Holdco LLC/
Allied Universal Finance
Corp/Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
612,000 576,736
Alta Equipment Group,
Inc.,144A,9.00%, 6/1/29
370,000 350,997
AMN Healthcare, Inc.
144A,4.625%, 10/1/27
416,000 398,032
144A,4.00%, 4/15/29
274,000 248,374
APi Group DE, Inc.
144A,4.125%, 7/15/29
336,000 312,230
144A,4.75%, 10/15/29
178,000 170,554
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
384,000 378,127
144A,5.75%, 7/15/27
256,000 254,406
144A,4.75%, 4/1/28 (a)
320,000 303,257
Principal
Amount $ Value $
144A,5.375%, 3/1/29
386,000 366,311
144A,8.25%, 1/15/30 (a)
610,000 634,518
144A,8.00%, 2/15/31 (a)
474,000 493,170
Belron UK Finance
PLC,144A,5.75%, 10/15/29
850,000 851,062
Brink's Co.
144A,4.625%, 10/15/27
417,000 406,234
144A,6.50%, 6/15/29
300,000 305,887
144A,6.75%, 6/15/32
340,000 346,980
Carriage Services,
Inc.,144A,4.25%, 5/15/29
356,000 328,912
Champions Financing,
Inc.,144A,8.75%, 2/15/29
510,000 512,925
Cimpress PLC,144A,7.375%,
9/15/32
430,000 430,878
CoreCivic, Inc.,8.25%, 4/15/29
417,000 442,856
Deluxe Corp.,144A,8.125%,
9/15/29
320,000 324,242
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
746,000 778,024
144A,8.625%, 5/15/32
520,000 544,833
144A,8.00%, 3/15/33
410,000 419,763
Garda World Security Corp.
144A,4.625%, 2/15/27
375,000 365,216
144A,7.75%, 2/15/28
375,000 388,822
GEO Group, Inc.
8.625%, 4/15/29
400,000 423,087
10.25%, 4/15/31
505,000 552,822
Graham Holdings
Co.,144A,5.75%, 6/1/26
295,000 293,552
Grand Canyon University,5.125%,
10/1/28
319,000 301,626
Herc Holdings, Inc.
144A,5.50%, 7/15/27
888,000 883,656
144A,6.625%, 6/15/29
615,000 629,915
Hertz Corp.
144A,4.625%, 12/1/26
50,000 43,260
144A,12.625%, 7/15/29 (a)
550,000 597,071
Korn Ferry,144A,4.625%,
12/15/27
289,000 281,362
Matthews International
Corp.,144A,8.625%, 10/1/27
180,000 188,791
NESCO Holdings II,
Inc.,144A,5.50%, 4/15/29
779,000 741,013
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
853,000 853,526
144A,3.375%, 8/31/27
753,000 707,966
144A,6.25%, 1/15/28
1,072,000 1,070,990
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
980,000 980,175
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
877,000 900,886
144A,10.875%, 8/1/29
341,000 347,760

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Service Corp. International
4.625%, 12/15/27
387,000 380,400
5.125%, 6/1/29
609,000 599,210
3.375%, 8/15/30
751,000 671,684
4.00%, 5/15/31
708,000 647,237
5.75%, 10/15/32
500,000 498,147
Sotheby's,144A,7.375%, 10/15/27
739,000 730,754
Sotheby's/Bidfair Holdings,
Inc.,144A,5.875%, 6/1/29
184,000 168,215
TriNet Group, Inc.
144A,3.50%, 3/1/29
430,000 394,761
144A,7.125%, 8/15/31
245,000 251,925
United Rentals North America,
Inc.
5.50%, 5/15/27
326,000 325,877
3.875%, 11/15/27
829,000 800,410
4.875%, 1/15/28
1,259,000 1,239,728
5.25%, 1/15/30 (a)
596,000 588,700
4.00%, 7/15/30
579,000 536,886
3.875%, 2/15/31 (a)
786,000 718,511
3.75%, 1/15/32
579,000 516,334
144A,6.125%, 3/15/34
825,000 837,302
Upbound Group,
Inc.,144A,6.375%, 2/15/29
325,000 318,645
Valvoline, Inc.,144A,3.625%,
6/15/31
458,000 398,325
VM Consolidated,
Inc.,144A,5.50%, 4/15/29
304,000 294,525
VT Topco, Inc.,144A,8.50%,
8/15/30
330,000 349,479
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
984,000 1,018,441
WASH Multifamily Acquisition,
Inc.,144A,5.75%, 4/15/26
594,000 593,292
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
426,000 409,963
144A,6.625%, 6/15/29
400,000 406,866
144A,7.375%, 10/1/31
314,000 325,781
ZipRecruiter, Inc.,144A,5.00%,
1/15/30
425,000 391,020
(Cost $39,692,586)
40,356,723
Cosmetics/Personal Care
— 0.5%
Coty, Inc.,144A,5.00%, 4/15/26
470,000 468,138
Coty, Inc./HFC Prestige
Products, Inc./HFC Prestige
International US LLC
144A,4.75%, 1/15/29
466,000 449,655
144A,6.625%, 7/15/30
603,000 617,231
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
699,000 689,631
144A,4.125%, 4/1/29
320,000 298,873
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
496,000 475,575
Principal
Amount $ Value $
6.125%, 9/30/32
700,000 697,641
4.90%, 12/15/44
215,000 174,707
Prestige Brands, Inc.
144A,5.125%, 1/15/28
289,000 284,352
144A,3.75%, 4/1/31
454,000 407,147
(Cost $4,488,940)
4,562,950
Food — 2.8%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
509,000 492,498
144A,7.50%, 3/15/26
337,000 339,223
144A,4.625%, 1/15/27
846,000 829,106
144A,5.875%, 2/15/28
486,000 483,202
144A,6.50%, 2/15/28
450,000 457,779
144A,3.50%, 3/15/29
884,000 816,850
144A,4.875%, 2/15/30
640,000 616,398
Aragvi Finance International Dac
144A,8.45%, 4/29/26
360,000 360,000
144A,11.125%, 11/20/29
420,000 416,256
B&G Foods, Inc.,144A,8.00%,
9/15/28
611,000 628,724
C&S Group Enterprises
LLC,144A,5.00%, 12/15/28 (a)
301,000 247,210
Chobani LLC / Chobani Finance
Corp., Inc.,144A,4.625%,
11/15/28
360,000 348,869
Fiesta Purchaser,
Inc.,144A,7.875%, 3/1/31
425,000 445,775
Ingles Markets, Inc.,144A,4.00%,
6/15/31
334,000 299,902
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
852,000 891,985
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
476,000 466,340
144A,4.125%, 1/31/30
771,000 718,015
144A,4.375%, 1/31/32
488,000 446,848
Performance Food Group, Inc.
144A,5.50%, 10/15/27
944,000 938,695
144A,4.25%, 8/1/29
868,000 816,137
144A,6.125%, 9/15/32
600,000 605,321
Pilgrim's Pride Corp.
4.25%, 4/15/31
674,000 628,686
3.50%, 3/1/32
704,000 618,877
6.25%, 7/1/33
738,000 773,475
6.875%, 5/15/34
360,000 393,217
Post Holdings, Inc.
144A,5.625%, 1/15/28
284,000 286,664
144A,5.50%, 12/15/29
976,000 951,742
144A,4.625%, 4/15/30
1,152,000 1,080,193
144A,4.50%, 9/15/31
798,000 726,692

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 2/15/32
739,000 746,668
144A,6.375%, 3/1/33
890,000 886,530
144A,6.25%, 10/15/34
430,000 424,919
Safeway, Inc.,7.25%, 2/1/31
169,000 174,436
Simmons Foods Inc/Simmons
Prepared Foods Inc/Simmons
Pet Food Inc/Simmons
Feed,144A,4.625%, 3/1/29
663,000 614,054
US Foods, Inc.
144A,6.875%, 9/15/28
471,000 486,668
144A,4.75%, 2/15/29
584,000 563,476
144A,4.625%, 6/1/30
390,000 371,512
144A,7.25%, 1/15/32
436,000 455,103
144A,5.75%, 4/15/33
340,000 335,709
Viking Baked Goods Acquisition
Corp.,144A,8.625%, 11/1/31
705,000 691,836
(Cost $22,593,811)
22,875,590
Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
1,145,000 1,106,236
144A,3.875%, 11/1/29
657,000 610,093
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
1,012,000 1,057,758
Embecta Corp.,144A,5.00%,
2/15/30
390,000 362,770
Garden Spinco
Corp.,144A,8.625%, 7/20/30
234,000 252,065
Hologic, Inc.
144A,4.625%, 2/1/28
385,000 377,505
144A,3.25%, 2/15/29
682,000 626,932
Medline Borrower LP
144A,3.875%, 4/1/29
3,472,000 3,255,092
144A,5.25%, 10/1/29
2,021,000 1,973,102
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
1,160,000 1,181,538
Sotera Health Holdings
LLC,144A,7.375%, 6/1/31
620,000 630,104
Teleflex, Inc.
4.625%, 11/15/27
354,000 346,393
144A,4.25%, 6/1/28
396,000 379,061
(Cost $11,926,126)
12,158,649
Healthcare-Services — 4.8%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
296,000 287,301
144A,5.00%, 4/15/29
381,000 358,239
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
624,000 623,058
144A,3.125%, 2/15/29
337,000 331,768
144A,3.50%, 4/1/30
426,000 419,469
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
370,000 355,135
Principal
Amount $ Value $
144A,3.75%, 3/15/29
376,000 348,315
144A,4.00%, 3/15/31
438,000 396,171
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
1,321,000 1,278,412
144A,8.00%, 12/15/27
529,000 530,737
144A,6.00%, 1/15/29
481,000 447,971
144A,5.25%, 5/15/30
1,261,000 1,076,358
144A,4.75%, 2/15/31
792,000 643,031
144A,10.875%, 1/15/32
1,757,000 1,828,352
Concentra Escrow Issuer
Corp.,144A,6.875%, 7/15/32
496,000 511,010
DaVita, Inc.
144A,4.625%, 6/1/30
2,141,000 2,005,434
144A,3.75%, 2/15/31
1,131,000 1,000,317
144A,6.875%, 9/1/32
800,000 826,282
Encompass Health Corp.
4.50%, 2/1/28
612,000 596,391
4.75%, 2/1/30
642,000 621,429
4.625%, 4/1/31
356,000 335,714
Fortrea Holdings,
Inc.,144A,7.50%, 7/1/30 (a)
496,000 501,780
Global Medical Response,
Inc.,144A,10.00%, 10/31/28
377,083 378,497
Hah Group Holding Co.
LLC,144A,9.75%, 10/1/31
505,000 515,864
HealthEquity, Inc.,144A,4.50%,
10/1/29
447,000 423,522
Heartland Dental LLC /
Heartland Dental Finance
Corp.,144A,10.50%, 4/30/28
509,000 541,578
IQVIA, Inc.
144A,5.00%, 10/15/26
813,000 802,737
144A,5.00%, 5/15/27
824,000 814,786
144A,6.50%, 5/15/30
370,000 379,816
Kedrion SpA,144A,6.50%, 9/1/29
(a)
607,000 576,601
LifePoint Health, Inc.
144A,4.375%, 2/15/27
447,000 433,078
144A,9.875%, 8/15/30
552,000 599,500
144A,11.00%, 10/15/30
938,000 1,033,449
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
672,000 642,139
144A,3.875%, 11/15/30
468,000 425,844
144A,3.875%, 5/15/32
710,000 628,311
144A,6.25%, 1/15/33
500,000 504,244
Pediatrix Medical Group,
Inc.,144A,5.375%, 2/15/30 (a)
295,000 285,252
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
1,160,000 1,178,203
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK,PIK, 1/31/29
594,943 591,968

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Select Medical Corp.
144A,6.25%, 8/15/26
980,000 990,714
144A,6.25%, 12/1/32
400,000 400,794
Star Parent, Inc.,144A,9.00%,
10/1/30
785,000 810,513
Tenet Healthcare Corp.
6.25%, 2/1/27
1,209,000 1,209,858
5.125%, 11/1/27
1,011,000 1,001,703
4.625%, 6/15/28
448,000 434,713
6.125%, 10/1/28
1,922,000 1,926,548
4.25%, 6/1/29
1,176,000 1,110,538
4.375%, 1/15/30
1,208,000 1,131,767
6.125%, 6/15/30
1,545,000 1,552,906
6.75%, 5/15/31
1,034,000 1,059,368
6.875%, 11/15/31
241,000 254,492
Toledo Hospital
Series B, 5.325%, 11/15/28
200,000 196,494
4.982%, 11/15/45
211,000 159,833
6.015%, 11/15/48
290,000 265,921
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
574,000 595,793
(Cost $38,199,639)
39,180,018
Household Products/Wares
— 0.2%
ACCO Brands Corp.,144A,4.25%,
3/15/29
422,000 391,918
Central Garden & Pet Co.
5.125%, 2/1/28
194,000 191,033
4.125%, 10/15/30 (a)
394,000 363,389
144A,4.125%, 4/30/31
335,000 303,458
Kronos Acquisition Holdings,
Inc.,144A,8.25%, 6/30/31
426,000 412,647
(Cost $1,642,454)
1,662,445
Pharmaceuticals — 1.8%
180 Medical, Inc.,144A,3.875%,
10/15/29
446,000 411,282
AdaptHealth LLC
144A,6.125%, 8/1/28
394,000 387,812
144A,4.625%, 8/1/29
440,000 401,382
144A,5.125%, 3/1/30
407,000 376,260
Bausch Health Cos., Inc.
144A,6.125%, 2/1/27
815,000 751,846
144A,5.75%, 8/15/27
373,000 331,018
144A,4.875%, 6/1/28
1,163,000 962,461
144A,11.00%, 9/30/28
1,450,000 1,420,964
BellRing Brands,
Inc.,144A,7.00%, 3/15/30
619,000 642,905
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
396,000 380,664
Elanco Animal Health,
Inc.,6.65%, 8/28/28
537,000 554,276
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
773,000 822,801
Principal
Amount $ Value $
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
625,000 658,954
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
450,000 325,084
Jazz Securities
DAC,144A,4.375%, 1/15/29
1,171,000 1,112,208
Mallinckrodt International
Finance SA / Mallinckrodt CB
LLC,144A,14.75%, 11/14/28
555,000 605,620
Option Care Health,
Inc.,144A,4.375%, 10/31/29
425,000 394,782
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
1,588,000 1,505,006
144A,5.125%, 4/30/31 (a)
1,630,000 1,492,100
144A,6.75%, 5/15/34
380,000 382,879
144A,7.875%, 5/15/34
394,000 406,814
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
465,000 420,896
144A,6.625%, 4/1/30 (a)
384,000 372,002
(Cost $14,554,268)
15,120,016
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Benteler International
AG,144A,10.50%, 5/15/28
386,000 404,463
Stena International SA
144A,7.25%, 1/15/31
581,000 599,220
144A,7.625%, 2/15/31
292,000 304,705
(Cost $1,282,760)
1,308,388
Energy — 13.6%
Coal — 0.1%
Alliance Resource Operating
Partners LP / Alliance
Resource Finance
Corp.,144A,8.625%, 6/15/29
390,000 411,537
Coronado Finance Pty
Ltd.,144A,9.25%, 10/1/29
290,000 298,618
SunCoke Energy,
Inc.,144A,4.875%, 6/30/29
361,000 333,559
(Cost $1,025,601)
1,043,714
Energy-Alternate Sources
— 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28
524,000 508,057
144A,4.75%, 1/15/30
528,000 495,066
Topaz Solar Farms
LLC,144A,5.75%, 9/30/39
389,731 389,977
(Cost $1,370,421)
1,393,100
Oil & Gas — 6.4%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
770,000 798,595

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Ascent Resources Utica
Holdings LLC / Aru Finance
Corp.,144A,6.625%, 10/15/32
420,000 420,400
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,9.00%, 11/1/27
213,000 256,289
144A,8.25%, 12/31/28
398,000 407,421
144A,5.875%, 6/30/29
389,000 382,112
Baytex Energy Corp.
144A,8.50%, 4/30/30
697,000 722,618
144A,7.375%, 3/15/32
416,000 414,476
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28
1,037,122 1,032,113
144A,10.375%, 11/15/30
528,058 527,031
California Resources
Corp.,144A,8.25%, 6/15/29
651,000 668,088
Chord Energy
Corp.,144A,6.375%, 6/1/26
345,000 346,137
CITGO Petroleum Corp.
144A,6.375%, 6/15/26
633,000 636,158
144A,8.375%, 1/15/29
963,000 1,001,602
Civitas Resources, Inc.
144A,5.00%, 10/15/26
395,000 389,167
144A,8.375%, 7/1/28
1,044,000 1,089,696
144A,8.625%, 11/1/30
980,000 1,038,485
144A,8.75%, 7/1/31
864,000 915,931
CNX Resources Corp.
144A,6.00%, 1/15/29
366,000 366,151
144A,7.375%, 1/15/31
438,000 454,424
144A,7.25%, 3/1/32
318,000 330,054
Comstock Resources, Inc.
144A,6.75%, 3/1/29 (a)
844,000 832,157
144A,6.75%, 3/1/29
474,000 464,848
144A,5.875%, 1/15/30
756,000 712,835
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
752,000 790,553
144A,7.625%, 4/1/32
533,000 537,598
144A,7.375%, 1/15/33
832,000 825,932
CVR Energy, Inc.
144A,5.75%, 2/15/28
343,000 324,553
144A,8.50%, 1/15/29
424,000 416,696
Diamond Foreign Asset
Co. / Diamond Finance
LLC,144A,8.50%, 10/1/30
434,000 453,163
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
448,000 458,412
144A,8.75%, 5/1/31
389,000 410,791
Energean PLC,144A,6.50%,
4/30/27 (a)
346,000 345,244
EnQuest PLC,144A,11.625%,
11/1/27
339,000 341,283
Principal
Amount $ Value $
Gulfport Energy Operating
Corp.,144A,6.75%, 9/1/29
489,000 499,534
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
397,000 393,894
144A,5.75%, 2/1/29
457,000 443,844
144A,6.00%, 4/15/30
456,000 439,504
144A,6.00%, 2/1/31
494,000 468,568
144A,6.25%, 4/15/32
416,000 394,939
144A,8.375%, 11/1/33
476,000 502,752
144A,6.875%, 5/15/34
430,000 415,991
144A,7.25%, 2/15/35
710,000 694,974
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
595,000 598,102
Karoon USA Finance,
Inc.,144A,10.50%, 5/14/29
258,000 268,032
Kraken Oil & Gas Partners
LLC,144A,7.625%, 8/15/29
407,000 404,143
Magnolia Oil & Gas Operating
LLC / Magnolia Oil & Gas
Finance Corp.,144A,6.875%,
12/1/32
300,000 301,024
Matador Resources Co.
144A,6.875%, 4/15/28
350,000 358,342
144A,6.50%, 4/15/32
724,000 725,800
144A,6.25%, 4/15/33
600,000 591,717
MEG Energy Corp.,144A,5.875%,
2/1/29
437,000 432,657
Moss Creek Resources Holdings,
Inc.,144A,8.25%, 9/1/31
570,000 560,298
Murphy Oil Corp.
6.00%, 10/1/32
460,000 450,356
5.875%, 12/1/42
250,000 224,017
Nabors Industries, Inc.
144A,7.375%, 5/15/27
499,000 499,725
144A,9.125%, 1/31/30
533,000 554,139
Noble Finance II
LLC,144A,8.00%, 4/15/30
1,137,000 1,164,371
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
570,000 582,695
144A,8.75%, 6/15/31
360,000 378,693
Parkland Corp.
144A,5.875%, 7/15/27
324,000 323,457
144A,4.50%, 10/1/29
640,000 598,256
144A,4.625%, 5/1/30
618,000 575,530
144A,6.625%, 8/15/32
450,000 452,779
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
731,000 723,280
144A,7.875%, 9/15/30
379,000 389,010
Permian Resources Operating
LLC
144A,5.375%, 1/15/26
247,000 246,185
144A,8.00%, 4/15/27
352,000 362,517

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,5.875%, 7/1/29
449,000 446,753
144A,9.875%, 7/15/31
361,000 400,194
144A,7.00%, 1/15/32
960,000 988,376
144A,6.25%, 2/1/33
700,000 705,242
Precision Drilling
Corp.,144A,6.875%, 1/15/29
276,000 276,301
Range Resources Corp.
8.25%, 1/15/29
387,000 398,916
144A,4.75%, 2/15/30
356,000 338,475
Seadrill Finance
Ltd.,144A,8.375%, 8/1/30
416,000 425,932
Sitio Royalties Operating
Partnership LP / Sitio Finance
Corp.,144A,7.875%, 11/1/28
467,000 487,574
SM Energy Co.
6.75%, 9/15/26
242,000 242,565
6.625%, 1/15/27
375,000 375,270
6.50%, 7/15/28
265,000 265,575
144A,6.75%, 8/1/29
640,000 644,615
144A,7.00%, 8/1/32
557,000 559,775
Strathcona Resources Ltd/
Alberta,144A,6.875%, 8/1/26
306,000 306,121
Sunoco LP
144A,7.00%, 5/1/29
560,000 579,531
144A,7.25%, 5/1/32
542,000 567,122
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
513,000 513,677
5.875%, 3/15/28
364,000 364,418
144A,7.00%, 9/15/28
320,000 329,432
4.50%, 5/15/29
630,000 601,010
4.50%, 4/30/30
562,000 531,458
Talos Production, Inc.
144A,9.00%, 2/1/29
452,000 472,900
144A,9.375%, 2/1/31
502,000 527,292
Teine Energy Ltd.,144A,6.875%,
4/15/29
245,000 240,475
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
605,000 573,278
Transocean Aquila
Ltd.,144A,8.00%, 9/30/28
189,708 194,727
Transocean Poseidon
Ltd.,144A,6.875%, 2/1/27
252,600 253,872
Transocean Titan Financing
Ltd.,144A,8.375%, 2/1/28
406,000 417,865
Transocean, Inc.,144A,8.75%,
2/15/30
779,450 811,987
Valaris Ltd.,144A,8.375%,
4/30/30
845,000 860,599
Vermilion Energy,
Inc.,144A,6.875%, 5/1/30
329,000 330,179
Viper Energy, Inc.
144A,5.375%, 11/1/27
404,000 400,691
144A,7.375%, 11/1/31 (a)
245,000 255,259
Principal
Amount $ Value $
Vital Energy, Inc.
144A,7.75%, 7/31/29
223,000 224,003
9.75%, 10/15/30
462,000 495,865
144A,7.875%, 4/15/32
691,000 679,794
W&T Offshore, Inc.,144A,11.75%,
2/1/26
248,000 250,589
Wildfire Intermediate Holdings
LLC,144A,7.50%, 10/15/29
430,000 420,272
(Cost $52,208,987)
52,888,117
Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.875%, 4/1/27
202,000 202,905
144A,6.25%, 4/1/28
608,000 610,256
144A,6.625%, 9/1/32
580,000 587,929
Bristow Group,
Inc.,144A,6.875%, 3/1/28
334,000 333,778
Enerflex Ltd.,144A,9.00%,
10/15/27
360,000 375,769
Helix Energy Solutions Group,
Inc.,144A,9.75%, 3/1/29
318,000 343,623
Kodiak Gas Services
LLC,144A,7.25%, 2/15/29
675,000 697,756
Oceaneering International,
Inc.,6.00%, 2/1/28
184,000 182,629
Solaris Midstream Holdings
LLC,144A,7.625%, 4/1/26
295,000 297,447
Star Holding LLC,144A,8.75%,
8/1/31
273,000 268,452
Tgs ASA,144A,8.50%, 1/15/30
400,000 410,061
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
560,000 563,548
144A,7.125%, 3/15/29
884,000 905,665
Viridien,144A,8.75%, 4/1/27 (a)
370,000 361,301
Weatherford International
Ltd.,144A,8.625%, 4/30/30
1,207,000 1,257,125
(Cost $7,269,638)
7,398,244
Pipelines — 6.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
498,000 496,975
144A,5.75%, 1/15/28
448,000 446,590
144A,5.375%, 6/15/29
669,000 654,796
144A,6.625%, 2/1/32
514,000 522,297
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,6.625%, 7/15/26
202,000 201,929
144A,7.00%, 7/15/29
466,000 479,634
144A,7.25%, 7/15/32
385,000 399,189
Buckeye Partners LP
3.95%, 12/1/26
367,000 357,646
4.125%, 12/1/27
285,000 274,179

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.50%, 3/1/28
460,000 442,950
144A,6.875%, 7/1/29
520,000 530,438
5.85%, 11/15/43
310,000 273,727
5.60%, 10/15/44
252,000 212,717
CNX Midstream Partners
LP,144A,4.75%, 4/15/30
365,000 339,940
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
1,016,000 979,386
144A,7.50%, 12/15/33
440,000 465,427
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,7.125%, 6/1/28
486,000 488,565
144A,8.625%, 3/15/29
742,000 773,639
DT Midstream, Inc.
144A,4.125%, 6/15/29
814,000 773,212
144A,4.375%, 6/15/31
788,000 732,952
Energy Transfer LP
8.00%, 5/15/54
572,000 608,424
7.125%, 10/1/54
296,000 301,364
EQM Midstream Partners LP
4.125%, 12/1/26
346,000 345,154
144A,7.50%, 6/1/27
350,000 359,593
144A,6.50%, 7/1/27
646,000 661,884
5.50%, 7/15/28
564,000 573,222
144A,4.50%, 1/15/29
652,000 632,617
144A,6.375%, 4/1/29
534,000 545,009
144A,7.50%, 6/1/30
386,000 417,663
144A,4.75%, 1/15/31
826,000 793,059
6.50%, 7/15/48
462,000 487,535
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
821,000 836,707
7.75%, 2/1/28 (a)
615,000 621,515
8.25%, 1/15/29
509,000 520,283
8.875%, 4/15/30
426,000 443,963
7.875%, 5/15/32
505,000 508,980
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
356,000 358,737
6.875%, 1/15/29
314,000 314,943
144A,8.25%, 1/15/32
313,000 328,516
Harvest Midstream I LP
144A,7.50%, 9/1/28
562,000 574,931
144A,7.50%, 5/15/32
415,000 426,442
Hess Midstream Operations LP
144A,5.625%, 2/15/26
529,000 528,337
144A,5.125%, 6/15/28
443,000 434,461
144A,6.50%, 6/1/29
518,000 529,752
144A,4.25%, 2/15/30
489,000 459,795
144A,5.50%, 10/15/30
324,000 318,244
Principal
Amount $ Value $
Howard Midstream Energy
Partners LLC
144A,8.875%, 7/15/28
617,000 655,073
144A,7.375%, 7/15/32
389,000 400,920
ITT Holdings LLC,144A,6.50%,
8/1/29
980,000 917,842
Kinetik Holdings LP
144A,6.625%, 12/15/28
616,000 630,721
144A,5.875%, 6/15/30
793,000 791,356
Martin Midstream Partners LP
/ Martin Midstream Finance
Corp.,144A,11.50%, 2/15/28
289,000 314,537
New Fortress Energy,
Inc.,144A,6.50%, 9/30/26 (a)
1,199,000 1,118,659
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
743,000 761,143
144A,8.375%, 2/15/32
963,000 985,706
Northriver Midstream Finance
LP,144A,6.75%, 7/15/32 (a)
520,000 532,819
NuStar Logistics LP
6.00%, 6/1/26
406,000 408,342
5.625%, 4/28/27
397,000 397,783
6.375%, 10/1/30
484,000 498,449
Prairie Acquiror LP,144A,9.00%,
8/1/29
301,000 311,517
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
375,000 358,673
144A,4.80%, 5/15/30
304,000 285,350
144A,7.50%, 7/15/38
193,000 196,403
144A,6.875%, 4/15/40
406,000 392,585
South Bow Canadian
Infrastructure Holdings Ltd.
144A,7.50%, 3/1/55
535,000 559,925
144A,7.625%, 3/1/55
330,000 340,689
Summit Midstream Holdings
LLC,144A,8.625%, 10/31/29
485,000 507,496
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
333,000 332,963
144A,5.50%, 1/15/28
573,000 557,260
144A,7.375%, 2/15/29
790,000 804,071
144A,6.00%, 12/31/30
514,000 486,511
144A,6.00%, 9/1/31
356,000 336,945
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
1,051,000 976,271
144A,6.25%, 1/15/30
740,000 757,577
144A,4.125%, 8/15/31
938,000 853,956
144A,3.875%, 11/1/33
911,000 792,716
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
1,731,000 1,808,977
144A,9.50%, 2/1/29
2,311,000 2,581,602

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.00%, 1/15/30
1,114,000 1,139,010
144A,8.375%, 6/1/31
1,851,000 1,950,941
144A,9.875%, 2/1/32 (a)
1,634,000 1,817,047
(Cost $48,069,672)
49,339,153
Financial — 4.3%
Real Estate — 0.8%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
482,000 449,141
CoreLogic, Inc.,144A,4.50%,
5/1/28
524,000 488,333
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
458,000 462,996
144A,8.875%, 9/1/31
396,000 427,704
Five Point Operating Co.
LP / Five Point Capital
Corp.,144A,10.50%, 1/15/28
389,561 397,802
Greystar Real Estate Partners
LLC,144A,7.75%, 9/1/30
302,000 319,652
Howard Hughes Corp.
144A,5.375%, 8/1/28
620,000 608,456
144A,4.125%, 2/1/29
499,000 466,694
144A,4.375%, 2/1/31
475,000 430,541
Hunt Cos., Inc.,144A,5.25%,
4/15/29 (a)
559,000 529,360
Kennedy-Wilson, Inc.
4.75%, 3/1/29
547,000 506,020
4.75%, 2/1/30
442,000 400,927
5.00%, 3/1/31 (a)
474,000 426,142
Newmark Group, Inc.,7.50%,
1/12/29
407,000 431,594
(Cost $6,080,340)
6,345,362
Real Estate Investment Trusts
— 3.4%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
396,000 352,720
Blackstone Mortgage Trust,
Inc.,144A,3.75%, 1/15/27 (a)
234,000 221,431
Brandywine Operating
Partnership LP
3.95%, 11/15/27
486,000 459,106
8.30%, 3/15/28
314,000 331,421
8.875%, 4/12/29
296,000 319,652
4.55%, 10/1/29
214,000 196,302
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
533,000 529,232
144A,4.50%, 4/1/27
503,000 484,141
CTR Partnership LP / CareTrust
Capital Corp.,144A,3.875%,
6/30/28
265,000 251,505
Principal
Amount $ Value $
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
361,000 334,080
Hudson Pacific Properties LP
3.95%, 11/1/27
322,000 285,560
5.95%, 2/15/28
282,000 252,462
4.65%, 4/1/29
361,000 293,876
3.25%, 1/15/30
309,000 229,085
Iron Mountain Information
Management Services,
Inc.,144A,5.00%, 7/15/32
447,000 420,730
Iron Mountain, Inc.
144A,4.875%, 9/15/27
754,000 742,492
144A,5.25%, 3/15/28
598,000 588,592
144A,5.00%, 7/15/28 (a)
381,000 371,654
144A,7.00%, 2/15/29
840,000 867,243
144A,4.875%, 9/15/29
710,000 683,846
144A,5.25%, 7/15/30
1,151,000 1,116,733
144A,4.50%, 2/15/31
1,034,000 963,104
144A,5.625%, 7/15/32
397,000 387,934
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
425,000 413,685
144A,4.75%, 6/15/29
570,000 545,602
144A,7.00%, 7/15/31
410,000 424,702
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
361,000 335,210
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
484,000 480,370
144A,4.875%, 5/15/29
610,000 585,648
144A,7.00%, 2/1/30
507,000 519,073
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
468,000 458,940
144A,7.25%, 7/15/28
395,000 409,907
144A,4.50%, 2/15/29
384,000 367,200
144A,6.50%, 4/1/32
723,000 734,786
Rithm Capital Corp.,144A,8.00%,
4/1/29
616,000 617,438
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
326,000 317,256
144A,4.00%, 9/15/29
444,000 405,338
SBA Communications Corp.
3.875%, 2/15/27
1,048,000 1,018,028
3.125%, 2/1/29
1,185,000 1,084,135
Service Properties Trust
5.25%, 2/15/26
354,000 346,521
4.75%, 10/1/26
318,000 306,169

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
4.95%, 2/15/27 (a)
316,000 300,502
5.50%, 12/15/27
328,000 313,082
3.95%, 1/15/28
393,000 341,084
8.375%, 6/15/29
481,000 477,642
4.95%, 10/1/29
382,000 311,584
4.375%, 2/15/30 (a)
310,000 241,701
144A,8.625%, 11/15/31
798,000 841,913
8.875%, 6/15/32
344,000 330,627
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
315,000 304,024
144A,4.375%, 1/15/27
350,000 340,966
144A,7.25%, 4/1/29
494,000 508,675
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
2,188,000 2,324,518
144A,4.75%, 4/15/28
495,000 462,782
Vornado Realty LP
2.15%, 6/1/26
253,000 241,027
3.40%, 6/1/31
304,000 262,902
XHR LP,144A,4.875%, 6/1/29
412,000 391,925
(Cost $27,390,973)
28,047,863
REITS — 0.1%
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
320,000 321,154
Starwood Property Trust,
Inc.,144A,6.00%, 4/15/30
330,000 325,780
Xhr LP,144A,6.625%, 5/15/30
300,000 304,504
(Cost $948,462)
951,438
Industrial — 11.9%
Aerospace/Defense — 2.4%
AAR Escrow Issuer
LLC,144A,6.75%, 3/15/29
409,000 418,704
Bombardier, Inc.
144A,7.875%, 4/15/27
640,000 641,707
144A,6.00%, 2/15/28
555,000 554,334
144A,7.50%, 2/1/29 (a)
490,000 511,497
144A,8.75%, 11/15/30
599,000 648,319
144A,7.25%, 7/1/31
630,000 650,730
144A,7.00%, 6/1/32 (a)
642,000 655,114
144A,7.45%, 5/1/34
385,000 412,982
Moog, Inc.,144A,4.25%, 12/15/27
426,000 409,873
Spirit AeroSystems, Inc.
3.85%, 6/15/26
224,000 217,553
144A,9.375%, 11/30/29
696,000 748,517
144A,9.75%, 11/15/30
1,018,000 1,130,898
TransDigm, Inc.
5.50%, 11/15/27
1,993,000 1,975,879
144A,6.75%, 8/15/28
1,656,000 1,689,052
4.625%, 1/15/29
1,178,000 1,117,413
144A,6.375%, 3/1/29
1,809,000 1,838,480
Principal
Amount $ Value $
4.875%, 5/1/29
559,000 532,875
144A,6.875%, 12/15/30
1,179,000 1,214,471
144A,7.125%, 12/1/31
782,000 812,840
144A,6.625%, 3/1/32
1,649,000 1,689,053
144A,6.00%, 1/15/33
1,143,000 1,142,891
Triumph Group, Inc.,144A,9.00%,
3/15/28
722,000 755,862
(Cost $19,525,355)
19,769,044
Building Materials — 2.2%
AmeriTex HoldCo Intermediate
LLC,144A,10.25%, 10/15/28
405,000 431,114
Boise Cascade Co.,144A,4.875%,
7/1/30
245,000 234,062
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
407,000 393,062
144A,4.25%, 2/1/32
1,088,000 991,096
144A,6.375%, 6/15/32
549,000 561,195
144A,6.375%, 3/1/34
785,000 800,033
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
623,000 613,925
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
362,000 360,453
Eco Material Technologies,
Inc.,144A,7.875%, 1/31/27
422,000 426,975
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
2,197,000 2,221,279
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
356,000 365,112
Griffon Corp.,5.75%, 3/1/28
748,000 738,826
JELD-WEN, Inc.
144A,4.875%, 12/15/27
265,000 254,614
144A,7.00%, 9/1/32
290,000 282,837
Knife River Corp.,144A,7.75%,
5/1/31
413,000 433,139
Louisiana-Pacific
Corp.,144A,3.625%, 3/15/29
264,000 247,598
Masterbrand, Inc.,144A,7.00%,
7/15/32
548,000 561,982
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
598,000 608,749
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
320,000 307,155
New Enterprise Stone & Lime
Co., Inc.,144A,5.25%, 7/15/28
358,000 346,643
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
933,000 925,029
144A,8.875%, 11/15/31
873,000 928,825
Standard Building Solutions,
Inc.,144A,6.50%, 8/15/32
450,000 460,277
Standard Industries, Inc.
144A,5.00%, 2/15/27
539,000 529,701
144A,4.75%, 1/15/28
842,000 818,253

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.375%, 7/15/30
1,332,000 1,239,055
144A,3.375%, 1/15/31
803,000 705,285
Summit Materials LLC / Summit
Materials Finance Corp.
144A,6.50%, 3/15/27
184,000 184,344
144A,5.25%, 1/15/29
514,000 518,067
144A,7.25%, 1/15/31
726,000 774,953
(Cost $17,958,548)
18,263,638
Electrical Components &
Equipment — 0.5%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27
204,000 206,296
144A,4.75%, 6/15/28 (a)
388,000 375,613
144A,4.375%, 3/31/29
762,000 715,961
EnerSys
144A,4.375%, 12/15/27
179,000 170,909
144A,6.625%, 1/15/32
241,000 246,429
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
1,101,000 1,126,536
144A,6.375%, 3/15/29
590,000 604,011
144A,6.625%, 3/15/32
714,000 736,752
(Cost $4,118,927)
4,182,507
Electronics — 0.6%
Atkore, Inc.,144A,4.25%, 6/1/31
246,000 223,511
Coherent Corp.,144A,5.00%,
12/15/29
847,000 817,044
Imola Merger Corp.,144A,4.75%,
5/15/29
1,551,000 1,488,795
Sensata Technologies BV
144A,4.00%, 4/15/29
640,000 596,836
144A,5.875%, 9/1/30
444,000 440,168
Sensata Technologies, Inc.
144A,4.375%, 2/15/30 (a)
356,000 330,190
144A,3.75%, 2/15/31
649,000 579,927
144A,6.625%, 7/15/32
465,000 474,441
TTM Technologies,
Inc.,144A,4.00%, 3/1/29
366,000 342,122
(Cost $5,196,912)
5,293,034
Engineering & Construction
— 0.8%
AECOM,5.125%, 3/15/27
718,000 712,813
Arcosa, Inc.
144A,4.375%, 4/15/29
265,000 251,173
144A,6.875%, 8/15/32
503,000 518,276
Artera Services LLC,144A,8.50%,
2/15/31
493,000 489,874
ATP Tower Holdings LLC /
Andean Tower Partners
Colombia SAS / Andean
Telecom Par,144A,4.05%,
4/27/26
265,000 255,538
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
1,065,000 1,129,873
Principal
Amount $ Value $
Brundage-Bone Concrete
Pumping Holdings,
Inc.,144A,6.00%, 2/1/26
200,000 199,513
Dycom Industries,
Inc.,144A,4.50%, 4/15/29
326,000 307,664
Fluor Corp.,4.25%, 9/15/28
452,000 436,491
Global Infrastructure Solutions,
Inc.
144A,5.625%, 6/1/29
365,000 354,677
144A,7.50%, 4/15/32
242,000 245,338
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
614,000 624,668
Railworks Holdings LP
/ Railworks Rally,
Inc.,144A,8.25%, 11/15/28
199,000 203,481
TopBuild Corp.
144A,3.625%, 3/15/29
265,000 245,877
144A,4.125%, 2/15/32
361,000 324,513
Weekley Homes LLC / Weekley
Finance Corp.,144A,4.875%,
9/15/28
259,000 247,331
(Cost $6,423,215)
6,547,100
Environmental Control — 0.8%
Clean Harbors, Inc.
144A,4.875%, 7/15/27
589,000 578,574
144A,5.125%, 7/15/29
224,000 218,783
144A,6.375%, 2/1/31
326,000 331,840
Enviri Corp.,144A,5.75%, 7/31/27
351,000 337,264
GFL Environmental, Inc.
144A,5.125%, 12/15/26
323,000 321,845
144A,4.00%, 8/1/28
590,000 561,506
144A,3.50%, 9/1/28
699,000 660,107
144A,4.75%, 6/15/29
529,000 511,676
144A,4.375%, 8/15/29 (a)
537,000 509,179
144A,6.75%, 1/15/31
747,000 774,672
Madison IAQ LLC,144A,4.125%,
6/30/28
534,000 510,983
Reworld Holding Corp.
144A,4.875%, 12/1/29
590,000 556,854
5.00%, 9/1/30 (a)
245,000 228,934
Waste Pro USA,
Inc.,144A,5.50%, 2/15/26
337,000 336,481
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
390,000 401,750
(Cost $6,674,364)
6,840,448
Hand/Machine Tools — 0.0%
Werner FinCo LP / Werner
FinCo, Inc.,144A,11.50%,
6/15/28
(Cost $361,016)
332,000 366,905

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
465,000 441,592
144A,4.125%, 4/15/29
256,000 240,706
Manitowoc Co., (The),
Inc.,144A,9.25%, 10/1/31
220,000 231,000
Terex Corp.
144A,5.00%, 5/15/29
447,000 432,037
144A,6.25%, 10/15/32
610,000 610,568
Vertiv Group Corp.,144A,4.125%,
11/15/28
649,000 618,071
(Cost $2,530,712)
2,573,974
Machinery-Diversified — 0.6%
ATS Corp.,144A,4.125%, 12/15/28
334,000 311,619
Chart Industries, Inc.
144A,7.50%, 1/1/30
1,083,000 1,131,366
144A,9.50%, 1/1/31
362,000 391,033
Esab Corp.,144A,6.25%, 4/15/29
530,000 539,181
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29 (a)
834,000 867,603
Mueller Water Products,
Inc.,144A,4.00%, 6/15/29
398,000 371,410
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
1,249,000 1,230,110
(Cost $4,776,206)
4,842,322
Metal Fabricate/Hardware
— 0.2%
Advanced Drainage Systems,
Inc.
144A,5.00%, 9/30/27
244,000 240,115
144A,6.375%, 6/15/30
306,000 308,462
Roller Bearing Co. of America,
Inc.,144A,4.375%, 10/15/29
380,000 358,068
Vallourec SACA,144A,7.50%,
4/15/32
532,000 556,005
(Cost $1,428,612)
1,462,650
Miscellaneous Manufacturing
— 0.4%
Amsted Industries, Inc.
144A,5.625%, 7/1/27
260,000 258,415
144A,4.625%, 5/15/30
366,000 345,389
Calderys Financing
LLC,144A,11.25%, 6/1/28
337,000 362,040
Enpro, Inc.,5.75%, 10/15/26
232,000 231,769
Hillenbrand, Inc.
5.00%, 9/15/26
230,000 229,741
6.25%, 2/15/29
473,000 482,150
3.75%, 3/1/31
252,000 223,790
LSB Industries, Inc.,144A,6.25%,
10/15/28 (a)
436,000 423,721
Principal
Amount $ Value $
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
495,000 516,668
(Cost $3,003,289)
3,073,683
Packaging & Containers
— 2.4%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
517,000 514,976
144A,3.25%, 9/1/28
464,000 417,787
Ball Corp.
4.875%, 3/15/26
164,000 163,424
6.875%, 3/15/28
534,000 552,212
6.00%, 6/15/29
1,052,000 1,070,147
2.875%, 8/15/30
922,000 809,818
3.125%, 9/15/31
571,000 499,438
Berry Global, Inc.
144A,4.50%, 2/15/26
178,000 176,815
144A,5.625%, 7/15/27
320,000 319,580
Cascades, Inc./Cascades USA,
Inc.,144A,5.375%, 1/15/28
353,000 347,139
Clearwater Paper
Corp.,144A,4.75%, 8/15/28
278,000 260,768
Clydesdale Acquisition Holdings,
Inc.
144A,6.625%, 4/15/29
339,000 340,701
144A,6.875%, 1/15/30
390,000 393,975
Crown Americas LLC,5.25%,
4/1/30 (a)
420,000 414,553
Crown Americas LLC / Crown
Americas Capital Corp.
V,4.25%, 9/30/26
259,000 254,168
Crown Americas LLC / Crown
Americas Capital Corp.
VI,4.75%, 2/1/26
863,000 855,694
Crown Cork & Seal Co.,
Inc.,7.375%, 12/15/26
224,000 233,758
Graphic Packaging International
LLC
144A,4.75%, 7/15/27
182,000 178,428
144A,3.50%, 3/15/28
436,000 409,806
144A,3.50%, 3/1/29
334,000 306,936
144A,3.75%, 2/1/30
281,000 258,350
144A,6.375%, 7/15/32
320,000 325,953
Intelligent Packaging Ltd Finco,
Inc. / Intelligent Packaging Ltd
Co.-Issuer LLC,144A,6.00%,
9/15/28
550,000 543,765
LABL, Inc.
144A,5.875%, 11/1/28
306,000 273,357
144A,9.50%, 11/1/28
247,000 249,560
144A,8.625%, 10/1/31
760,000 716,637
Mauser Packaging Solutions
Holding Co.,144A,7.875%,
4/15/27
1,922,000 1,967,545

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
OI European Group
BV,144A,4.75%, 2/15/30
379,000 345,789
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
475,000 474,230
144A,7.25%, 5/15/31 (a)
499,000 497,127
144A,7.375%, 6/1/32
239,000 235,713
Pactiv Evergreen Group Issuer
LLC / Pactiv Evergreen Group
Issuer, Inc.,144A,4.375%,
10/15/28 (a)
446,000 422,164
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
886,000 847,826
Sealed Air Corp.
144A,4.00%, 12/1/27
270,000 258,925
144A,6.125%, 2/1/28
533,000 538,223
144A,5.00%, 4/15/29
360,000 348,637
144A,7.25%, 2/15/31
290,000 301,851
144A,6.50%, 7/15/32
310,000 315,614
144A,6.875%, 7/15/33
375,000 397,635
Silgan Holdings, Inc.,4.125%,
2/1/28
429,000 412,601
TriMas Corp.,144A,4.125%,
4/15/29
290,000 270,099
Trivium Packaging Finance
BV,144A,5.50%, 8/15/26
899,000 897,177
(Cost $19,212,955)
19,418,901
Transportation — 0.7%
Brightline East LLC,144A,11.00%,
1/31/30
1,037,000 971,433
Danaos Corp.,144A,8.50%,
3/1/28
231,000 236,089
First Student Bidco, Inc.
/ First Transit Parent,
Inc.,144A,4.00%, 7/31/29
553,000 511,733
Genesee & Wyoming,
Inc.,144A,6.25%, 4/15/32
506,000 508,785
GN Bondco LLC,144A,9.50%,
10/15/31 (a)
553,000 588,553
Rand Parent LLC,144A,8.50%,
2/15/30 (a)
674,000 682,846
RXO, Inc.,144A,7.50%, 11/15/27
217,000 223,945
Watco Cos. LLC / Watco Finance
Corp.,144A,7.125%, 8/1/32
556,000 577,983
XPO CNW, Inc.,6.70%, 5/1/34
212,000 224,815
XPO, Inc.
144A,7.125%, 6/1/31
376,000 389,808
144A,7.125%, 2/1/32
530,000 552,524
(Cost $5,313,747)
5,468,514
Technology — 4.7%
Computers — 1.3%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
830,000 852,624
Principal
Amount $ Value $
ASGN, Inc.,144A,4.625%,
5/15/28
398,000 381,062
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc.,144A,6.00%,
11/1/29
440,000 427,185
Crane NXT Co.,4.20%, 3/15/48
281,000 194,931
Crowdstrike Holdings,
Inc.,3.00%, 2/15/29
559,000 510,565
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
643,000 666,366
Insight Enterprises,
Inc.,144A,6.625%, 5/15/32
425,000 434,750
KBR, Inc.,144A,4.75%, 9/30/28
174,000 166,605
NCR Atleos Corp.,144A,9.50%,
4/1/29
1,024,000 1,120,575
NCR Voyix Corp.
144A,5.00%, 10/1/28
537,000 519,183
144A,5.125%, 4/15/29
266,000 255,461
Science Applications
International
Corp.,144A,4.875%, 4/1/28
325,000 312,841
Seagate HDD Cayman
4.875%, 6/1/27
349,000 346,066
4.091%, 6/1/29
406,000 383,730
8.25%, 12/15/29
370,000 396,955
4.125%, 1/15/31 (a)
219,000 197,438
8.50%, 7/15/31
314,000 338,577
9.625%, 12/1/32
675,000 770,986
5.75%, 12/1/34
370,000 367,596
Unisys Corp.,144A,6.875%,
11/1/27
461,000 453,538
Western Digital Corp.,4.75%,
2/15/26
1,663,000 1,650,216
(Cost $10,519,490)
10,747,250
Office/Business Equipment
— 0.3%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27
407,000 407,482
144A,7.25%, 3/15/29
284,000 280,020
Xerox Corp.
4.80%, 3/1/35
183,000 111,308
6.75%, 12/15/39
273,000 181,633
Xerox Holdings Corp.
144A,5.50%, 8/15/28
592,000 489,719
144A,8.875%, 11/30/29
401,000 345,218
Zebra Technologies
Corp.,144A,6.50%, 6/1/32
350,000 359,086
(Cost $2,249,167)
2,174,466
Semiconductors — 0.5%
Amkor Technology,
Inc.,144A,6.625%, 9/15/27
292,000 292,888
ams-OSRAM AG,144A,12.25%,
3/30/29
324,000 322,052

DBX ETF Trust | 23
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Entegris, Inc.
144A,4.375%, 4/15/28
345,000 330,594
144A,4.75%, 4/15/29
1,112,000 1,077,868
144A,3.625%, 5/1/29 (a)
416,000 383,069
144A,5.95%, 6/15/30
716,000 717,204
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
523,000 495,342
Synaptics, Inc.,144A,4.00%,
6/15/29 (a)
265,000 243,830
(Cost $3,835,175)
3,862,847
Software — 2.6%
Camelot Finance
SA,144A,4.50%, 11/1/26
429,000 419,205
Capstone Borrower,
Inc.,144A,8.00%, 6/15/30
470,000 489,362
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
550,000 564,467
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
576,000 578,960
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
836,000 783,855
144A,4.875%, 7/1/29
640,000 599,111
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
3,061,000 3,006,993
144A,8.25%, 6/30/32
1,397,000 1,455,515
Consensus Cloud Solutions,
Inc.,144A,6.50%, 10/15/28 (a)
323,000 319,821
Dun & Bradstreet
Corp.,144A,5.00%, 12/15/29
(a)
342,000 331,810
Dye & Durham
Ltd.,144A,8.625%, 4/15/29
470,000 495,548
Elastic NV,144A,4.125%, 7/15/29
462,000 432,014
Ellucian Holdings,
Inc.,144A,6.50%, 12/1/29
550,000 559,734
Fair Isaac Corp.
144A,5.25%, 5/15/26
345,000 345,437
144A,4.00%, 6/15/28
676,000 644,804
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL
144A,4.625%, 5/1/28
407,000 380,079
144A,8.75%, 5/1/29
495,000 505,513
Open Text Corp.
144A,3.875%, 2/15/28
604,000 570,109
144A,3.875%, 12/1/29
870,000 793,603
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
676,000 622,936
144A,4.125%, 12/1/31
486,000 435,189
PTC, Inc.,144A,4.00%, 2/15/28
306,000 292,534
RingCentral, Inc.,144A,8.50%,
8/15/30
293,000 310,630
Principal
Amount $ Value $
ROBLOX Corp.,144A,3.875%,
5/1/30
829,000 753,475
Rocket Software,
Inc.,144A,9.00%, 11/28/28
652,000 677,328
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
1,480,000 1,475,250
144A,6.50%, 6/1/32
563,000 576,056
Twilio, Inc.
3.625%, 3/15/29
420,000 388,967
3.875%, 3/15/31
336,000 304,348
UKG, Inc.,144A,6.875%, 2/1/31
1,950,000 2,004,027
ZoomInfo Technologies
LLC/ZoomInfo Finance
Corp.,144A,3.875%, 2/1/29
416,000 381,861
(Cost $21,086,208)
21,498,541
Utilities — 4.0%
Electric — 3.7%
AES Corp.,7.60%, 1/15/55
776,000 808,054
Algonquin Power & Utilities
Corp.,4.75%, 1/18/82
589,000 554,727
Alpha Generation
LLC,144A,6.75%, 10/15/32
762,000 772,016
Atlantica Sustainable
Infrastructure
PLC,144A,4.125%, 6/15/28
256,000 242,115
Calpine Corp.
144A,4.50%, 2/15/28
1,005,000 972,122
144A,5.125%, 3/15/28
1,066,000 1,041,019
144A,4.625%, 2/1/29
568,000 541,556
144A,5.00%, 2/1/31
624,000 591,393
144A,3.75%, 3/1/31
769,000 694,252
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
788,000 764,742
144A,3.75%, 2/15/31
692,000 612,950
144A,3.75%, 1/15/32
214,000 185,876
DPL, Inc.,4.35%, 4/15/29
262,000 246,471
Edison International
8.125%, 6/15/53
386,000 404,730
7.875%, 6/15/54
395,000 413,924
Electricite de France
SA,144A,9.125%, Perpetual
1,145,000 1,290,429
Emera, Inc., Series 16-A, 6.75%,
6/15/76
878,000 886,944
EUSHI Finance, Inc.,144A,7.625%,
12/15/54
361,000 373,258
Leeward Renewable Energy
Operations LLC,144A,4.25%,
7/1/29
295,000 271,960
Lightning Power LLC,144A,7.25%,
8/15/32
1,085,000 1,131,034
NextEra Energy Operating
Partners LP
144A,3.875%, 10/15/26
460,000 439,387
144A,4.50%, 9/15/27
432,000 410,878
144A,7.25%, 1/15/29
550,000 562,841

24 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Principal
Amount $ Value $
NRG Energy, Inc.
5.75%, 1/15/28
626,000 626,680
144A,3.375%, 2/15/29
320,000 292,628
144A,5.25%, 6/15/29
564,000 553,065
144A,5.75%, 7/15/29
612,000 605,856
144A,3.625%, 2/15/31
798,000 711,112
144A,3.875%, 2/15/32
374,000 333,238
144A,6.00%, 2/1/33
860,000 855,206
144A,6.25%, 11/1/34
760,000 759,913
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
601,000 573,007
PG&E Corp.
5.00%, 7/1/28
736,000 722,589
5.25%, 7/1/30
833,000 818,441
7.375%, 3/15/55
1,160,000 1,198,804
Pike Corp.
144A,5.50%, 9/1/28
547,000 535,289
144A,8.625%, 1/31/31
389,000 416,178
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
998,000 1,074,115
TransAlta Corp.
7.75%, 11/15/29
399,000 419,855
6.50%, 3/15/40
236,000 240,486
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
640,000 638,758
144A,5.625%, 2/15/27
832,000 832,012
144A,5.00%, 7/31/27
1,392,000 1,379,026
144A,4.375%, 5/1/29
850,000 811,066
144A,7.75%, 10/15/31
1,135,000 1,205,481
144A,6.875%, 4/15/32
799,000 828,845
(Cost $30,078,417)
30,644,328
Principal
Amount $ Value $
Gas — 0.3%
Altagas Ltd.,144A,7.20%,
10/15/54
696,000 710,772
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
413,000 405,907
5.75%, 5/20/27
472,000 453,155
144A,9.375%, 6/1/28
366,000 376,184
(Cost $1,946,047)
1,946,018
TOTAL CORPORATE BONDS
(Cost $790,277,016)
806,460,894
Number
of Shares
SECURITIES LENDING
COLLATERAL — 3.9%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $31,946,895)
31,946,895 31,946,895
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $2,632,052)
2,632,052 2,632,052
TOTAL INVESTMENTS
— 102.4%
(Cost $824,855,963)
841,039,841
Other assets and liabilities,
net — (2.4%)
(19,525,563)
NET ASSETS — 100.0%
821,514,278
 * (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 3.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
16,776,173 15,170,722 (d) — — — 91,804 — 31,946,895 31,946,895
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
9,081,613 18,907,468 (25,357,029) — — 76,038 — 2,632,052 2,632,052
25,857,786 34,078,190 (25,357,029) — — 167,842 — 34,578,947 34,578,947

DBX ETF Trust | 25
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
BHYB-PH1
R-089711-2 (5/25) DBX006037 (5/25)
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $30,810,834, which is 3.8% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
ADR: American Depositary Receipt
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 806,460,894 $ — $ 806,460,894
Short-Term Investments (a)
34,578,947 — — 34,578,947
TOTAL
$ 34,578,947 $ 806,460,894 $ — $ 841,039,841
(a)
See Schedule of Investments for additional detailed categorizations.